UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/28/18 (Unaudited)

COMMON STOCKS (47.5%)(a)
				Shares	Value

Banking (3.5%)

Agricultural Bank of China, Ltd. (China)				317,000	$173,957

Banco Santander (Brasil) S.A. (Units) (Brazil)				7,000	79,273

Bank Negara Indonesia Persero Tbk PT (Indonesia)				9,000	6,332

Bank of China, Ltd. (China)				182,000	98,118

Bank of Communications Co., Ltd. (China)				151,000	120,094

BB&T Corp.				628	34,132

BNP Paribas SA (France)				3,362	265,831

China Construction Bank Corp. (China)				283,000	291,051

Chongqing Rural Commercial Bank Co., Ltd. (China)				83,000	66,853

DNB ASA (Norway)				5,178	101,645

Industrial & Commercial Bank of China, Ltd. (China)				287,000	244,997

Industrial Bank of Korea (South Korea)				17,479	275,334

Japan Post Bank Co., Ltd. (Japan)				900	12,294

JPMorgan Chase & Co.				11,260	1,300,530

Mitsubishi UFJ Financial Group, Inc. (Japan)				39,000	275,412

PNC Financial Services Group, Inc. (The)				5,196	819,201

Resona Holdings, Inc. (Japan)				34,400	195,578

Sberbank of Russia PJSC ADR (Russia)				826	16,740

Shinhan Financial Group Co., Ltd. (South Korea)				1,426	61,862

Societe Generale SA (France)				1,303	74,707

Sumitomo Mitsui Trust Holdings, Inc. (Japan)				1,400	56,388

SunTrust Banks, Inc.				4,283	299,125

Turkiye Garanti Bankasi AS (Turkey)				28,899	88,529

Turkiye Is Bankasi AS Class C (Turkey)				28,629	56,693

U.S. Bancorp				5,403	293,707

United Overseas Bank, Ltd. (Singapore)				5,800	121,375

					5,429,758
Basic materials (1.8%)

Anglo American PLC (United Kingdom)				7,259	176,187

Anhui Conch Cement Co., Ltd. (China)				27,500	145,970

Asahi Kasei Corp. (Japan)				7,500	96,274

BASF SE (Germany)				997	104,676

BHP Billiton, Ltd. (Australia)				10,953	256,148

Boliden AB (Sweden)				1,034	36,648

CIMIC Group, Ltd. (Australia)				4,625	166,719

Covestro AG (Germany)				1,772	200,712

Evonik Industries AG (Germany)				4,941	182,789

Freeport-McMoRan, Inc. (Indonesia)(NON)				2,000	37,200

Kajima Corp. (Japan)				4,000	38,027

Kumba Iron Ore, Ltd. (South Africa)				2,930	86,563

Kuraray Co., Ltd. (Japan)				3,400	59,172

Lotte Chemical Corp. (South Korea)				364	153,723

Mitsubishi Chemical Holdings Corp. (Japan)				9,900	100,394

Mitsubishi Gas Chemical Co., Inc. (Japan)				1,900	47,142

Mitsubishi Materials Corp. (Japan)				500	15,618

MMC Norilsk Nickel PJSC ADR (Russia)				963	19,173

PTT Global Chemical PCL (Thailand)				56,100	177,379

Rio Tinto PLC (United Kingdom)				1,532	82,060

Sappi, Ltd. (South Africa)				9,672	62,209

Sherwin-Williams Co. (The)				626	251,389

Siam Cement PCL (The) (Thailand)				9,400	146,677

Sinopec Shanghai Petrochemical Co., Ltd. (China)				160,000	95,416

Taisei Corp. (Japan)				1,600	81,118

voestalpine AG (Austria)				878	50,712

					2,870,095
Capital goods (3.5%)

ACS Actividades de Construccion y Servicios SA (Spain)				4,142	142,113

Avery Dennison Corp.				2,028	239,608

Berry Plastics Group, Inc.(NON)				1,890	102,816

BWX Technologies, Inc.				1,905	119,939

China Railway Group, Ltd. (China)				164,000	118,778

Crown Holdings, Inc.(NON)				7,347	366,174

Faurecia SA (France)				1,718	144,438

General Dynamics Corp.				2,131	474,041

Hitachi, Ltd. (Japan)				23,000	174,481

Honeywell International, Inc.				4,258	643,426

Huntington Ingalls Industries, Inc.				313	82,009

JTEKT Corp (Japan)				2,600	40,122

L3 Technologies, Inc.				1,534	318,382

Mitsubishi Electric Corp. (Japan)				3,700	62,340

Northrop Grumman Corp.				2,413	844,647

Raytheon Co.				3,939	856,772

SMC Corp. (Japan)				100	41,723

United Tractors Tbk PT (Indonesia)				44,400	114,521

Vinci SA (France)				2,303	227,109

Waste Management, Inc.				4,153	358,487

					5,471,926
Communication services (1.4%)

ARRIS International PLC(NON)				1,328	33,864

BT Group PLC (United Kingdom)				13,609	44,849

China Mobile, Ltd. (China)				3,000	27,909

China Telecom Corp., Ltd. (China)				64,000	27,915

Equinix, Inc.(R)				291	114,101

KDDI Corp. (Japan)				8,200	201,432

LG Uplus Corp. (South Korea)				7,697	88,714

Nippon Telegraph & Telephone Corp. (Japan)				4,200	194,512

SK Telecom Co., Ltd. (South Korea)				577	127,478

Sky PLC (United Kingdom)				14,041	260,243

Swisscom AG (Switzerland)				325	175,463

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)				479,400	139,202

Telstra Corp., Ltd. (Australia)				58,031	150,169

Verizon Communications, Inc.				8,767	418,537

Zayo Group Holdings, Inc.(NON)				4,169	149,459

					2,153,847
Conglomerates (0.9%)

Bouygues SA (France)				3,898	196,994

Danaher Corp.				7,790	761,706

Marubeni Corp. (Japan)				26,300	200,389

Mitsui & Co., Ltd. (Japan)				9,500	172,376

					1,331,465
Consumer cyclicals (5.9%)

Adecco Group AG (Switzerland)				1,776	143,146

Amazon.com, Inc.(NON)				153	231,405

Aramark				1,320	55,057

Barloworld, Ltd. (South Africa)				5,673	84,948

Berkeley Group Holdings PLC (The) (United Kingdom)				2,719	143,563

Booking Holdings, Inc.(NON)				110	223,744

Caesars Entertainment Corp.(NON)				1,093	13,881

China Dongxiang Group Co., Ltd. (China)				105,000	20,378

Dai Nippon Printing Co., Ltd. (Japan)				2,800	58,412

Dongfeng Motor Group Co., Ltd. (China)				64,000	80,550

Ecolab, Inc.				1,119	145,974

Electrolux AB Ser. B (Sweden)				4,854	159,397

Fiat Chrysler Automobiles NV (Italy)(NON)				9,092	193,038

Ford Motor Co.				15,899	168,688

Ford Otomotiv Sanayi AS (Turkey)				4,926	81,082

Galaxy Entertainment Group, Ltd. (Hong Kong)				4,000	34,683

Geely Automobile Holdings, Ltd. (China)				26,000	83,544

Haier Electronics Group Co., Ltd. (China)				7,000	23,810

Harvey Norman Holdings, Ltd. (Australia)(S)				23,161	71,727

Home Depot, Inc. (The)				656	119,569

Host Hotels & Resorts, Inc.(R)				8,544	158,577

Hyatt Hotels Corp. Class A(NON)				2,011	155,390

Imperial Holdings, Ltd. (South Africa)				6,776	143,201

Industrivarden AB Class A (Sweden)				6,730	168,571

Itausa - Investimentos Itau SA (Preference) (Brazil)				2,000	8,082

Itausa - Investimentos Itau SA (Rights) (Brazil)(NON)				47	79

John Wiley & Sons, Inc. Class A				658	42,277

Kimberly-Clark Corp.				5,207	577,560

Kingfisher PLC (United Kingdom)				35,894	176,662

KOC Holding AS (Turkey)				29,904	141,203

Lagardere SCA (France)				795	23,365

Lowe's Cos., Inc.				7,116	637,522

Marks & Spencer Group PLC (United Kingdom)				30,500	123,601

Marriott International, Inc./MD Class A				286	40,386

Michael Kors Holdings, Ltd.(NON)				2,761	173,750

Mr Price Group, Ltd. (South Africa)				4,720	112,507

Namco Bandai Holdings, Inc. (Japan)				1,100	35,494

Naspers, Ltd. Class N (South Africa)				189	51,911

News Corp. Class A				6,369	102,732

Nissan Motor Co., Ltd. (Japan)				6,200	65,054

Peugeot SA (France)				7,275	163,751

PVH Corp.				1,796	259,127

Qualicorp SA (Brazil)				14,039	124,310

Randstad Holding NV (Netherlands)				838	59,923

Renault SA (France)				820	88,636

Ross Stores, Inc.				4,588	358,277

RTL Group SA (Belgium)				698	61,272

Scotts Miracle-Gro Co. (The) Class A				723	64,954

Smiles Fidelidade SA (Brazil)				5,800	150,551

Suzuki Motor Corp. (Japan)				200	11,431

Taylor Wimpey PLC (United Kingdom)				72,728	185,102

Time Warner, Inc.				8,556	795,366

TJX Cos., Inc. (The)				7,894	652,676

Toppan Printing Co., Ltd. (Japan)				7,000	59,911

Toyota Motor Corp. (Japan)				1,900	127,992

TUI AG (Germany)				9,411	198,969

Walt Disney Co. (The)				4,598	474,330

Worldpay, Inc. Class A(NON)				3,562	289,519

					9,200,617
Consumer finance (0.5%)

American Express Co.				7,966	776,765

					776,765
Consumer staples (3.8%)

Altria Group, Inc.				3,183	200,370

Asahi Group Holdings, Ltd. (Japan)				400	20,400

Associated British Foods PLC (United Kingdom)				3,050	110,021

Bright Horizons Family Solutions, Inc.(NON)				225	21,503

Coca-Cola Amatil, Ltd. (Australia)				17,799	119,740

Constellation Brands, Inc. Class A				3,376	727,460

Distribuidora Internacional de Alimentacion SA (Spain)				4,628	22,030

Gruma SAB de CV Class B (Mexico)				9,309	107,763

Hanwha Corp. (South Korea)				2,286	92,708

Heineken Holding NV (Netherlands)				807	80,191

Hershey Co. (The)				2,671	262,452

Indofood Sukses Makmur Tbk PT (Indonesia)				144,800	79,515

Ingredion, Inc.				953	124,500

ITOCHU Corp. (Japan)				12,400	237,940

J Sainsbury PLC (United Kingdom)				53,051	188,275

Kao Corp. (Japan)				1,000	73,049

Liberty Expedia Holdings, Inc. Class A(NON)				790	31,015

McDonald's Corp.				5,213	822,299

Metro Wholesale & Food Specialist AG (Germany)				5,988	117,181

Monster Beverage Corp.(NON)				5,541	351,133

Nestle SA (Switzerland)				1,657	131,897

PepsiCo, Inc.				469	51,463

Pinnacle Foods, Inc.				3,350	180,766

Pola Orbis Holdings, Inc. (Japan)				1,600	67,059

Procter & Gamble Co. (The)				3,672	288,325

Swedish Match AB (Sweden)				2,441	103,432

Sysco Corp.				6,468	385,816

Tate & Lyle PLC (United Kingdom)				19,449	149,854

Tesco PLC (United Kingdom)				26,460	76,582

Toyota Tsusho Corp. (Japan)				3,500	129,836

Uni-President Enterprises Corp. (Taiwan)				12,000	28,009

US Foods Holding Corp.(NON)				6,972	232,795

WH Group, Ltd. (Hong Kong)				116,000	142,778

WM Morrison Supermarkets PLC (United Kingdom)				55,345	171,213

					5,929,370
Energy (2.1%)

Caltex Australia, Ltd. (Australia)				1,545	41,906

Exxon Mobil Corp.				8,745	662,346

Halcon Resources Corp.(NON)				3,109	18,809

Marathon Petroleum Corp.				6,625	424,398

Nine Point Energy				461	6,343

Occidental Petroleum Corp.				9,689	635,598

Phillips 66				2,000	180,740

PTT PCL (Foreign depositary shares) (Thailand)				9,600	174,323

Repsol SA (Spain)				11,462	204,236

Royal Dutch Shell PLC Class B (United Kingdom)				3,652	115,819

SandRidge Energy, Inc.(NON)				1,296	18,222

SK Innovation Co., Ltd. (South Korea)				662	124,888

Tervita Corp. Class A (Canada)				63	430

Thai Oil PCL (Thailand)				9,700	31,829

Total SA (France)				5,834	333,081

Valero Energy Corp.				3,337	301,732

					3,274,700
Financial (1.3%)

3i Group PLC (United Kingdom)				21,487	276,772

Broadridge Financial Solutions, Inc.				781	78,397

CME Group, Inc.				2,054	341,293

CoreLogic, Inc.(NON)				1,959	89,135

DGB Financial Group, Inc. (South Korea)				4,640	52,802

Hana Financial Group, Inc. (South Korea)				2,001	90,029

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)				3,100	111,168

HSBC Holdings PLC (United Kingdom)				4,815	47,401

Intercontinental Exchange, Inc.				822	60,072

KB Financial Group, Inc. (South Korea)				228	13,420

Macquarie Group, Ltd. (Australia)				1,209	96,643

Mizuho Financial Group, Inc. (Japan)				118,700	220,358

ORIX Corp. (Japan)				11,400	201,676

Sumitomo Mitsui Financial Group, Inc. (Japan)				5,700	247,138

Yuanta Financial Holding Co., Ltd. (Taiwan)				316,000	140,616

					2,066,920
Government (0.1%)

Poste Italiane SpA (Italy)				11,563	99,303

					99,303
Health care (4.5%)

AbbVie, Inc.				1,908	221,004

Akorn, Inc.(NON)				4,400	74,536

Alfresa Holdings Corp. (Japan)				600	13,481

Allergan PLC				430	66,315

Amgen, Inc.				1,303	239,452

Anthem, Inc.				607	142,876

AstraZeneca PLC (United Kingdom)				436	28,556

Baxter International, Inc.				7,783	527,610

Biogen, Inc.(NON)				161	46,527

Boston Scientific Corp.(NON)				2,485	67,741

Bristol-Myers Squibb Co.				2,002	132,532

Celgene Corp.(NON)				1,673	145,752

Charles River Laboratories International, Inc.(NON)				581	61,940

Eli Lilly & Co.				1,731	133,322

Fresenius Medical Care AG & Co., KGaA (Germany)				991	105,257

Gilead Sciences, Inc.				1,906	150,059

GlaxoSmithKline PLC (United Kingdom)				7,551	135,560

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)				6,000	16,221

Hengan International Group Co., Ltd. (China)				4,500	43,802

Humana, Inc.				2,648	719,779

Hypermarcas SA (Brazil)				8,200	87,180

Intuitive Surgical, Inc.(NON)				94	40,086

Johnson & Johnson				4,383	569,264

Medipal Holdings Corp. (Japan)				3,100	63,287

Merck & Co., Inc.				5,570	302,005

Mettler-Toledo International, Inc.(NON)				52	32,043

Novartis AG (Switzerland)				4,540	379,850

Omega Healthcare Investors, Inc.(R)(S)				3,481	88,696

PerkinElmer, Inc.				817	62,370

Pfizer, Inc.				18,291	664,146

Recordati SpA (Italy)				3,987	142,149

Roche Holding AG (Switzerland)				1,492	345,948

Shionogi & Co., Ltd. (Japan)				2,700	140,495

St Shine Optical Co., Ltd. (Taiwan)				4,000	121,679

Straumann Holding AG (Switzerland)				142	95,320

Thermo Fisher Scientific, Inc.				307	64,034

UnitedHealth Group, Inc.				1,388	313,910

Ventas, Inc.(R)				985	47,595

Vertex Pharmaceuticals, Inc.(NON)				472	78,366

Zoetis, Inc.				3,894	314,869

					7,025,614
Insurance (1.8%)

Allianz SE (Germany)				1,355	316,196

Allstate Corp. (The)				5,209	480,582

AXA SA (France)				7,111	223,520

Berkshire Hathaway, Inc. Class B(NON)				102	21,134

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)				427	16,264

Loews Corp.				6,071	299,482

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)				877	196,471

NN Group NV (Netherlands)				4,356	194,225

Old Mutual PLC (South Africa)				24,443	85,611

Old Republic International Corp.				7,519	150,606

People's Insurance Co. Group of China, Ltd. (China)				188,000	100,469

Reinsurance Group of America, Inc.				842	129,491

Swiss Re AG (Switzerland)				2,188	223,373

Travelers Cos., Inc. (The)				2,366	328,874

					2,766,298
Investment banking/Brokerage (0.1%)

China Cinda Asset Management Co., Ltd. (China)				235,000	87,422

China Huarong Asset Management Co., Ltd. (China)				216,000	97,065

Daiwa Securities Group, Inc. (Japan)				4,000	26,647

					211,134
Real estate (4.9%)

AGNC Investment Corp.(R)				13,479	241,813

Agree Realty Corp.(R)				975	45,923

Alexandria Real Estate Equities, Inc.(R)(S)				1,009	122,402

American Homes 4 Rent(R)				4,124	79,140

Annaly Capital Management, Inc.(R)				24,304	243,769

Apple Hospitality REIT, Inc.(R)				3,309	56,220

AvalonBay Communities, Inc.(R)				1,229	191,749

Barratt Developments PLC (United Kingdom)				13,565	100,440

Boston Properties, Inc.(R)				1,530	181,871

Brandywine Realty Trust(R)				4,306	67,432

Camden Property Trust(R)				2,114	168,507

Cheung Kong Property Holdings, Ltd. (Hong Kong)				21,000	180,367

Chimera Investment Corp.(R)				6,070	101,733

CoreSite Realty Corp.(R)				524	49,177

Corporate Office Properties Trust(R)				2,367	59,080

Digital Realty Trust, Inc.(R)				559	56,258

Douglas Emmett, Inc.(R)				2,848	101,816

Duke Realty Corp.(R)				6,389	158,256

Empire State Realty Trust, Inc. Class A(R)				1,797	30,297

EPR Properties(R)				3,624	208,851

Equity Commonwealth(NON)(R)				1,566	46,072

Equity Lifestyle Properties, Inc.(R)				1,355	114,647

Equity Residential Trust(R)				8,511	478,573

Essex Property Trust, Inc.(R)				680	152,204

Extra Space Storage, Inc.(R)				1,713	145,691

Fonciere Des Regions (France)(R)				1,710	178,749

Four Corners Property Trust, Inc.(R)				1,129	24,793

Gaming and Leisure Properties, Inc.(R)				3,995	132,874

Getty Realty Corp.(R)				1,409	33,252

GGP, Inc.(R)				7,146	151,281

Guangzhou R&F Properties Co., Ltd. (China)				34,800	80,850

HCP, Inc.(R)				2,491	53,905

Highwoods Properties, Inc.(R)				1,759	75,655

Hudson Pacific Properties, Inc.(R)				2,121	66,960

iStar, Inc.(NON)(R)				6,689	67,559

JBG SMITH Properties(R)				565	18,447

Kerry Properties, Ltd. (Hong Kong)				17,000	76,877

Liberty Property Trust(R)				4,570	179,418

Macerich Co. (The)(R)				1,227	72,319

Medical Properties Trust, Inc.(R)				7,938	97,320

MFA Financial, Inc.(R)				7,759	55,244

Monmouth Real Estate Investment Corp.(R)				830	11,720

National Health Investors, Inc.(R)				1,161	75,314

National Retail Properties, Inc.				2,650	98,686

New Residential Investment Corp.(R)				11,203	180,704

Nomura Real Estate Holdings, Inc. (Japan)				1,600	38,503

Park Hotels & Resorts, Inc.(R)				4,960	128,910

Persimmon PLC (United Kingdom)				5,382	191,683

Piedmont Office Realty Trust, Inc. Class A(R)				3,196	57,400

Prologis, Inc.(R)				4,295	260,621

PS Business Parks, Inc.(R)				400	44,344

Public Storage(R)				1,280	248,883

Realty Income Corp.(R)				335	16,475

Saul Centers, Inc.(R)				190	9,297

Select Income REIT(R)				1,201	21,822

Simon Property Group, Inc.(R)				2,305	353,841

SL Green Realty Corp.(R)				1,375	133,265

Spirit Realty Capital, Inc.(R)				11,760	91,728

Starwood Property Trust, Inc.(R)				6,377	129,134

Sun Hung Kai Properties, Ltd. (Hong Kong)				4,000	66,378

Sunstone Hotel Investors, Inc.(R)				6,127	88,413

Tier REIT, Inc.(R)				1,076	19,992

Two Harbors Investment Corp.(R)				5,964	87,611

UDR, Inc.(R)				3,968	133,404

Washington Prime Group, Inc.(R)				10,100	66,155

Welltower, Inc.(R)				3,185	167,213

WP Carey, Inc.(R)				1,532	91,797

					7,561,084
Technology (8.6%)

Acer, Inc. (Taiwan)				76,000	62,660

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)				1,135	211,269

Alphabet, Inc. Class A(NON)				961	1,060,867

Amadeus IT Holding SA Class A (Spain)				3,598	264,074

Amdocs, Ltd.				1,574	103,553

Apple, Inc.				4,956	882,763

Applied Materials, Inc.				7,550	434,805

AtoS SE (France)				544	71,589

Avaya Holdings Corp.(NON)				3,286	68,973

CDK Global, Inc.				2,876	197,524

Cisco Systems, Inc.				599	26,823

Cognizant Technology Solutions Corp. Class A				9,558	783,947

Corning, Inc.				2,665	77,498

Dell Technologies, Inc. Class V(NON)				2,206	163,884

eBay, Inc.(NON)				19,017	815,069

F5 Networks, Inc.(NON)				2,804	416,450

Facebook, Inc. Class A(NON)				2,547	454,181

Fidelity National Information Services, Inc.				4,538	441,003

Fiserv, Inc.(NON)				2,267	325,065

Fujitsu, Ltd. (Japan)				1,000	5,987

Genpact, Ltd.				2,463	77,264

Harris Corp.				2,422	378,195

Hoya Corp. (Japan)				3,400	179,140

HP, Inc.				20,201	472,501

Intuit, Inc.				4,500	750,870

Iron Mountain, Inc.(R)				3,417	107,499

Keyence Corp. (Japan)				100	60,481

LG Electronics, Inc. (South Korea)				132	12,097

Maxim Integrated Products, Inc.				4,547	277,094

Microsoft Corp.				5,221	489,573

NetApp, Inc.				6,260	379,043

Otsuka Corp. (Japan)				700	64,700

Pegatron Corp. (Taiwan)				28,000	71,617

Radiant Opto-Electronics Corp. (Taiwan)				35,000	96,866

Red Hat, Inc.(NON)				2,763	407,266

Samsung Electronics Co., Ltd. (South Korea)				317	687,040

SK Hynix, Inc. (South Korea)				2,539	179,501

Synopsys, Inc.(NON)				2,606	220,650

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)				4,500	195,075

Tencent Holdings, Ltd. (China)				6,600	361,969

Texas Instruments, Inc.				7,472	809,591

Tripod Technology Corp. (Taiwan)				13,000	43,166

YY, Inc. ADR (China)(NON)				1,231	159,205

					13,348,387
Transportation (1.1%)

Aeroflot - Russian Airlines PJSC (Russia)				3,200	8,040

AirAsia Bhd (Malaysia)				67,400	74,958

ANA Holdings, Inc. (Japan)				1,900	76,163

Central Japan Railway Co. (Japan)				1,100	204,678

Deutsche Lufthansa AG (Germany)				1,892	63,614

Deutsche Post AG (Germany)				5,549	254,588

International Consolidated Airlines Group SA (Spain)				4,254	35,808

Japan Airlines Co., Ltd. (Japan)				600	22,866

Kansas City Southern				2,415	248,842

MISC Bhd (Malaysia)				32,100	56,042

Norfolk Southern Corp.				3,390	471,481

Qantas Airways, Ltd. (Australia)				11,293	51,301

Royal Mail PLC (United Kingdom)				18,472	142,208

Yangzijiang Shipbuilding Holdings, Ltd. (China)				20,500	23,113

					1,733,702
Utilities and power (1.7%)

American Electric Power Co., Inc.				9,359	613,763

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)				13,455	156,020

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)				3,800	78,074

Duke Energy Corp.				6,283	473,361

Enel SpA (Italy)				42,540	246,834

ENGIE SA (France)				1,080	16,871

Eni SpA (Italy)				1,118	18,611

Exelon Corp.				7,860	291,134

Iberdrola SA (Spain)				3,828	28,187

Innogy SE (Germany)				1,597	63,881

Kinder Morgan, Inc.				21,494	348,203

PGE SA (Poland)(NON)				22,173	65,442

Tenaga Nasional Bhd (Malaysia)				41,600	165,917

					2,566,298

Total common stocks (cost $63,495,711)					$73,817,283

CORPORATE BONDS AND NOTES (22.3%)(a)
				Principal amount	Value

Basic materials (2.3%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$20,000	$21,200

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)				10,000	10,871

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25				25,000	24,500

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				25,000	27,188

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				20,000	20,375

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26				55,000	54,863

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				15,000	16,519

ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)				50,000	61,735

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				50,000	48,765

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				55,000	58,644

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				65,000	68,738

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23				50,000	58,000

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				75,000	76,125

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				70,000	72,100

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				90,000	91,575

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				15,000	15,338

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				150,000	154,875

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)				47,000	48,969

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				45,000	40,950

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26				85,000	86,497

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				50,000	50,125

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				35,000	37,713

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				5,000	5,256

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				80,000	78,400

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24				60,000	60,825

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				30,000	30,900

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26				20,000	19,700

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24				52,000	51,723

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25				26,000	26,389

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				55,000	55,688

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				55,000	59,263

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)				30,000	30,975

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23				75,000	82,219

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24				81,000	83,913

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25				79,000	78,584

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)				35,000	38,063

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20				50,000	51,139

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26				40,000	39,100

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27				20,000	18,674

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				20,000	22,267

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23				60,000	67,050

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				25,000	25,813

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				65,000	65,488

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				9,000	9,518

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				55,000	57,613

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)				25,000	24,875

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)				22,000	22,591

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				20,000	20,500

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				15,000	15,525

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22				20,000	20,550

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				26,000	25,415

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)				49,000	48,388

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				115,000	115,863

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				5,000	5,163

Olin Corp. sr. unsec. bonds 5.00%, 2/1/30				25,000	24,125

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27				5,000	5,675

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				55,000	57,475

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25				80,000	79,600

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22				15,000	15,394

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27				22,000	21,199

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22				15,000	14,627

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				40,000	48,050

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				30,000	30,600

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25				15,000	14,513

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				30,000	31,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				5,000	5,106

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				5,000	5,075

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				20,000	19,550

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)				10,000	11,125

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				55,000	57,338

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				30,000	30,338

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				15,000	14,888

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				75,000	79,688

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				30,000	31,163

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				45,000	44,325

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				35,000	36,400

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)				30,000	30,525

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				30,000	30,300

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47				49,000	47,046

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26				90,000	87,626

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30				45,000	61,037

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31				22,000	29,470

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				30,000	31,500

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				30,000	33,000

					3,530,903
Capital goods (1.2%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				80,000	81,600

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24				25,000	25,344

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				20,000	19,600

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19				5,000	5,313

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				35,000	36,663

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24				110,000	111,375

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				20,000	20,550

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				50,000	51,063

Berry Global, Inc. 144A notes 4.50%, 2/15/26				15,000	14,588

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				65,000	71,256

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)				40,000	41,550

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				55,000	60,225

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				35,000	39,725

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24				45,000	44,381

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				62,000	63,085

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)				20,000	19,975

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				70,000	72,800

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47				60,000	58,624

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64				35,000	36,422

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47				26,000	26,812

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26				7,000	6,945

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				10,000	12,619

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24				80,000	88,800

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				55,000	54,863

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35				11,000	11,643

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				65,000	67,782

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25				35,000	34,475

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24				45,000	47,391

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47				34,000	33,932

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25				35,000	35,893

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				30,000	30,900

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26				35,000	34,388

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)				34,000	36,040

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				20,000	20,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				85,000	86,913

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				40,000	39,600

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20				205,000	201,743

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				20,000	19,800

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20				24,000	25,015

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26				30,000	30,150

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				60,000	60,750

					1,881,093
Communication services (2.0%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)				26,000	24,091

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)				64,000	64,025

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46				50,000	47,373

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27				75,000	75,253

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25				51,000	48,974

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22				85,000	86,275

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				35,000	35,000

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				90,000	92,925

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				15,000	15,188

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				25,000	25,469

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				30,000	29,550

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				15,000	15,224

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				140,000	139,475

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				10,000	9,941

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45				63,000	70,970

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25				31,000	31,868

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47				50,000	49,492

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47				31,000	28,937

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27				5,000	4,490

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35				64,000	81,766

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25				34,000	33,599

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26				5,000	4,821

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				85,000	87,788

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27				50,000	48,781

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27				20,000	19,114

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)				20,000	19,280

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)				30,000	28,667

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)				15,000	15,779

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)				34,000	32,801

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				180,000	173,250

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				55,000	57,888

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)				12,000	17,107

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				70,000	65,625

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				15,000	11,756

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				25,000	21,344

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				10,000	9,081

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)				2,000	2,100

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				110,000	104,225

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20				50,000	52,479

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21				125,000	130,292

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				15,000	15,525

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)				200,000	194,750

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				40,000	38,200

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				145,000	151,888

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				185,000	193,325

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				30,000	31,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				20,000	20,800

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				120,000	122,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				15,000	15,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28				40,000	39,015

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26				15,000	14,719

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48				62,000	58,592

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34				22,000	21,593

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27				45,000	45,712

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				135,000	136,199

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				40,000	23,400

					3,035,131
Conglomerates (0.1%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)				250,000	247,779

					247,779
Consumer cyclicals (3.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45				93,000	141,352

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)				15,000	14,466

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27				70,000	67,471

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				20,000	19,450

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				15,000	14,494

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				25,000	25,219

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				35,000	34,038

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				50,000	52,125

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22				70,000	72,896

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20				41,000	42,699

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				20,000	21,100

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26				35,000	36,794

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)				95,000	96,729

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				35,000	36,094

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27				48,000	43,813

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45				18,000	17,587

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26				11,000	10,972

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				65,000	66,937

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				50,000	49,688

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				30,000	29,925

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				110,000	107,731

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				65,000	63,538

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				80,000	86,300

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				35,000	37,931

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26				71,000	66,122

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				15,000	15,863

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26				60,000	59,119

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				30,000	30,750

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26				51,000	49,874

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25				15,000	15,038

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25				7,000	6,939

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20				35,000	35,700

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				60,000	61,950

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				35,000	34,694

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				40,000	43,050

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				30,000	29,700

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				150,000	150,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22				67,000	66,148

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)				58,000	61,260

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				55,000	54,244

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26				45,000	47,264

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)				265,000	209,350

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				140,000	143,151

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)				10,000	9,700

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				95,000	104,025

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				75,000	78,148

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				20,000	21,375

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27				25,000	24,250

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25				30,000	29,325

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)				40,000	39,600

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27				71,000	68,664

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				20,000	20,100

Lennar Corp. 144A company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				15,000	15,938

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24				45,000	46,800

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				25,000	24,844

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23				45,000	46,519

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				30,000	31,463

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				30,000	31,388

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26				45,000	46,406

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				40,000	42,700

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19				60,000	63,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				5,000	5,400

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28				20,000	19,024

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25				75,000	77,250

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				65,000	45,663

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.50%), 10/15/21(PIK)				15,712	8,877

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				75,000	75,515

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				60,000	59,906

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				10,000	10,113

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26				26,000	25,472

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26				52,000	50,753

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				40,000	40,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				15,000	15,169

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				25,000	24,813

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				30,000	30,825

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				75,000	74,813

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				10,000	10,025

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				15,000	9,561

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				75,000	90,188

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				20,000	20,326

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25				36,000	35,433

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25				10,000	10,238

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23				40,000	41,200

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				70,000	66,150

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26				26,000	27,493

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27				24,000	22,790

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				55,000	55,413

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				145,000	157,325

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				90,000	91,350

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				30,000	31,350

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				155,000	150,738

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				95,000	95,356

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				35,000	34,916

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				35,000	36,050

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24				30,000	31,425

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				50,000	51,125

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27				128,000	126,881

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28				5,000	4,800

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				35,000	32,900

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24				20,000	20,350

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27				62,000	59,997

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26				27,000	24,831

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23				15,000	14,250

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				40,000	41,200

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				20,000	20,400

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				55,000	50,806

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25				80,000	82,200

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				30,000	30,413

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26				10,000	10,000

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				25,000	25,000

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27				86,000	85,440

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21				22,000	23,083

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				80,000	78,600

					5,477,606
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				50,000	48,750

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				25,000	25,156

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				50,000	47,750

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20				145,000	144,553

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46				157,000	167,431

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26				49,000	48,500

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21				145,000	143,639

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				45,000	46,350

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				75,000	81,094

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				85,000	87,763

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				60,000	58,200

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21				30,000	31,000

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26				22,000	20,272

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				50,000	48,875

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22				7,000	8,375

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45				37,000	36,590

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37				132,000	170,484

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42				42,000	47,951

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				35,000	23,713

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				70,000	73,675

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				100,000	102,500

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26				40,000	39,800

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26				52,000	49,589

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				60,000	60,750

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				15,000	15,150

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				20,000	19,550

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39				71,000	87,588

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				145,000	145,000

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27				40,000	40,310

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19				125,000	123,957

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				35,000	34,388

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26				63,000	62,345

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46				34,000	30,818

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				85,000	58,438

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21				5,000	4,038

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				40,000	40,200

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21				26,000	26,044

					2,300,586
Energy (3.0%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24				80,000	85,200

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				25,000	25,625

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				20,000	20,450

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				15,000	15,131

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				25,000	26,625

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)				15,000	14,100

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)				82,000	81,573

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)				40,000	39,476

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20				35,000	34,836

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				30,000	27,450

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				11,000	8,718

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)				16,000	15,672

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)				29,000	33,350

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)				33,000	32,247

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				110,000	116,325

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27				75,000	75,844

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23				10,000	9,150

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				35,000	37,231

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27				20,000	19,175

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				100,000	98,750

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19				30,000	29,718

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27				115,000	111,914

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				60,000	57,750

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				20,000	19,425

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				45,000	45,450

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				60,000	60,900

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				45,000	44,100

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				35,000	29,050

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				41,000	41,923

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				50,000	50,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				20,000	19,750

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28				60,000	60,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26				20,000	19,800

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity				156,000	150,151

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)				30,000	28,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				19,000	17,575

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24				46,000	33,925

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				30,000	30,900

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27				60,000	57,269

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26				45,000	44,100

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26				55,000	55,000

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				65,000	66,625

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26				40,000	39,109

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				35,000	33,250

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				10,000	8,525

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				50,000	49,063

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20				37,000	38,706

Murray Energy Corp. 144A notes 11.25%, 4/15/21				45,000	19,800

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25				55,000	52,491

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				25,000	26,250

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				75,000	77,438

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				40,000	36,550

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26				15,000	15,075

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				85,000	87,072

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46				41,000	41,779

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)				200,000	202,828

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)				120,000	121,800

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				325,000	339,219

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)				110,000	27,610

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				205,000	198,338

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)				159,000	169,950

Petroleos Mexicanos 144A sr. unsec. bonds 6.35%, 2/12/48 (Mexico)				42,000	40,946

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28				20,000	19,432

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26				35,000	34,431

Range Resources Corp. company guaranty sr. unsec. notes 5.00%, 3/15/23				15,000	14,663

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				50,000	51,125

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22				10,000	10,720

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23				25,000	25,418

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23				5,000	4,838

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28				26,000	25,587

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27				34,000	35,314

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25				10,000	9,850

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				20,000	20,400

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24				30,000	31,200

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				30,000	29,475

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)				15,000	15,638

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				50,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)				55,000	52,686

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				30,000	30,450

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				25,000	23,500

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				15,000	15,150

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				45,000	45,450

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26				39,000	37,138

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)				55,000	55,109

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				30,000	30,075

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				30,000	30,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				125,000	121,406

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)				46,000	46,345

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)				35,000	33,819

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26				9,000	9,100

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)				20,000	19,950

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25				20,000	19,700

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				60,000	59,400

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26				25,000	25,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32				43,000	56,545

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24				36,000	36,787

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24				20,000	20,914

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				35,000	39,638

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20				16,000	17,120

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				62,000	64,325

					4,734,605
Financials (4.3%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20				50,000	49,091

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27				41,000	39,161

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				40,000	40,150

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				30,000	31,200

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				100,000	124,000

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				80,000	83,400

American Express Co. sr. unsec. notes 7.00%, 3/19/18				94,000	94,217

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				150,000	202,500

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				49,000	52,308

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				15,000	16,447

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27				56,000	53,226

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20				15,000	14,684

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37				170,000	204,429

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)				10,000	9,539

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)				16,000	15,690

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)				60,000	59,215

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)				80,000	95,116

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21				7,000	7,223

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19				25,000	26,729

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22				48,000	52,189

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				37,000	39,583

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23				20,000	20,513

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26				35,000	36,874

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				35,000	36,050

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				115,000	118,594

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28				55,000	53,758

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20				50,000	49,476

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28				97,000	96,807

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27				60,000	61,231

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25				49,000	53,594

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20				50,000	49,000

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				45,000	45,675

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)				55,000	52,402

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)				330,000	323,806

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)				30,000	35,481

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23				35,000	36,575

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				10,000	10,050

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)				16,000	16,691

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				40,000	39,900

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24				60,000	61,388

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity				25,000	24,813

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24				50,000	51,250

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)				11,000	10,572

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				30,000	31,913

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19				33,000	34,486

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27				120,000	118,339

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20				238,000	235,116

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.30%, 12/13/19				136,000	134,832

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)				57,000	54,829

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)				13,000	13,177

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)				10,000	10,013

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21				50,000	51,563

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				30,000	30,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				30,000	30,450

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				30,000	30,585

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				15,000	15,000

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)				3,000	2,411

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				20,000	20,100

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				15,000	14,738

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity				9,000	9,554

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity				43,000	44,290

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48				196,000	187,166

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27				124,000	119,690

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18				4,000	3,992

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44				19,000	19,785

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20				41,000	44,455

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37				92,000	114,310

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)				200,000	219,250

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)				30,000	34,800

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				60,000	60,750

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)				49,000	48,771

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)				110,000	117,169

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21				100,000	104,791

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)				25,000	25,863

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)				15,000	14,175

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)				20,000	20,687

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47				55,000	55,690

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27				120,000	117,632

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20				80,000	79,738

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				55,000	56,203

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45				40,000	38,488

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21				30,000	31,050

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25				100,000	100,710

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				40,000	40,900

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22				35,000	34,123

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)				46,000	45,418

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)				145,000	144,935

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)				30,000	31,097

Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)				270,000	266,010

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20				20,000	21,800

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22				30,000	30,750

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)				45,000	43,538

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42				60,000	59,707

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18				15,000	14,363

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)				43,000	41,312

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)				200,000	198,522

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				55,000	55,688

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)				40,000	41,030

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity				46,000	48,990

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20				115,000	114,084

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)				275,000	271,412

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)				45,000	43,500

					6,638,937
Health care (1.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25				19,000	18,791

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22				13,000	12,716

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				70,000	66,325

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)				15,000	14,878

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)				16,000	15,964

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)				15,000	14,801

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51				47,000	47,426

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26				69,000	62,998

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				60,000	57,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)				12,000	15,371

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47				69,000	68,653

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27				59,000	56,460

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22				56,000	56,655

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				20,000	18,650

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				60,000	63,000

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25				15,000	14,916

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				15,000	15,253

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				45,000	40,950

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				120,000	78,300

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20				30,000	25,350

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)				60,000	5,250

CVS Health Corp. sr. unsec. notes zero %, 12/1/22				60,000	62,936

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18				145,000	144,605

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				130,000	97,175

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				50,000	51,250

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				85,000	89,463

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				80,000	79,000

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19				50,000	50,250

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				30,000	30,150

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				25,000	28,188

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				30,000	24,150

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45				35,000	33,973

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18				125,000	124,777

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				25,000	24,875

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				20,000	19,150

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45				60,000	61,190

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)				45,000	42,975

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)				72,000	73,479

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				45,000	44,663

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26				30,000	29,016

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19				105,000	103,600

Service Corp. International sr. unsec. notes 4.625%, 12/15/27				30,000	29,326

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24				225,000	232,009

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)				36,000	33,383

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)				26,000	24,891

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				40,000	40,600

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				25,000	26,375

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21				43,000	44,928

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				15,000	14,841

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25				35,000	35,175

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				135,000	118,463

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21				5,000	4,725

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20				15,000	14,963

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				55,000	57,888

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				20,000	20,800

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				20,000	20,242

					2,703,181
Technology (1.5%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26				15,000	13,622

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47				19,000	19,581

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19				250,000	249,309

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45				28,000	29,341

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43				75,000	73,079

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20				35,000	34,607

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19				300,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27				57,000	54,653

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28				70,000	64,624

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26				30,000	28,050

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				110,000	118,388

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46				15,000	19,003

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				138,000	145,381

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25				6,000	6,432

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				50,000	52,563

First Data Corp. 144A notes 5.75%, 1/15/24				95,000	96,663

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				100,000	104,141

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				140,000	142,450

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				15,000	15,338

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)				20,000	19,056

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				60,000	56,550

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24				25,000	25,625

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27				45,000	44,595

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26				67,000	62,223

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21				180,000	172,533

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27				40,000	38,931

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26				50,000	46,722

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19				180,000	179,431

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23				45,000	45,113

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				90,000	101,052

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				60,000	60,450

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				70,000	69,650

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27				10,000	9,526

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26				115,000	115,863

					2,314,545
Transportation (0.1%)

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26				16,000	15,327

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26				22,132	22,169

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				65,000	66,625

					104,121
Utilities and power (1.1%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				140,000	143,500

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				25,000	25,281

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				55,000	55,688

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44				49,000	54,287

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36				7,000	8,910

Berkshire Hathaway Energy Co. 144A sr. unsec. bonds 3.80%, 7/15/48				30,000	28,538

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				85,000	79,688

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				25,000	24,250

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				15,000	15,263

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18				96,000	99,213

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20				10,000	9,853

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27				40,000	37,864

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22				15,000	15,806

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				90,000	96,750

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				25,000	27,375

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32				20,000	25,595

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26				11,000	10,589

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				42,000	42,272

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				166,000	175,960

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				15,000	15,525

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45				13,000	13,868

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48				65,000	62,331

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44				80,000	91,735

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (In default)(NON)				100,000	53,000

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24				25,000	24,448

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44				29,000	29,797

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23				45,000	44,543

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23				60,000	58,728

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29				15,000	19,303

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77				35,000	34,519

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				5,000	5,331

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				85,000	87,763

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28				15,000	14,775

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45				64,000	61,361

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.536%, 6/1/67				59,000	58,705

					1,652,414

Total corporate bonds and notes (cost $34,728,210)					$34,620,901

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.1%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates 3.31%, 05/15/30(i)				$444,666	$447,870

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 3/1/48				3,000,000	3,016,875

					3,464,745
U.S. Government Agency Mortgage Obligations (8.9%)

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 3/1/48				1,000,000	1,110,781
4.00%, TBA, 3/1/48				3,000,000	3,072,188
3.00%, TBA, 4/1/48				3,000,000	2,902,852
3.00%, TBA, 3/1/48				5,000,000	4,844,531
3.00%, TBA, 3/1/33				1,000,000	995,547
2.50%, TBA, 3/1/48				1,000,000	933,594

					13,859,493

Total U.S. government and agency mortgage obligations (cost $17,423,690)					$17,324,238

COMMODITY LINKED NOTES (6.0%)(a)(CLN)
				Principal amount	Value

Bank of America Corp. sr. unsec. notes Ser. A, 1-month LIBOR less 0.11%, 2018 (Indexed to the S&P GSCI Index Total Return multiplied by 3) (acquired 8/4/17, cost $712,000)(RES)				$ 712,000	$ 988,204

Citigroup Global Markets Holdings, Inc. sr. unsec. Notes Ser. N, 1-month USD LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI 3-Month Forward Index Total Return Index multiplied by 3)				3,250,000	3,248,094

Deutsche Bank AG/London 144A sr. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return multiplied by 3) (United Kingdom)				421,000	582,948

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)				1,260,000	1,926,487

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)				2,004,000	2,649,931

Total commodity Linked Notes (cost $7,647,000)					$9,395,664

MORTGAGE-BACKED SECURITIES (2.9%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.363%, 3/15/41				$196,477	$33,617
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.721%, 12/25/28				37,359	37,402

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47				191,373	43,776
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.456%, 6/20/43				313,973	60,241
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46				489,234	105,073
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44				327,933	45,648
Ser. 17-H22, Class EI, IO, 2.334%, 10/20/67(WAC)				318,119	37,379
Ser. 15-H26, Class DI, IO, 1.92%, 10/20/65(WAC)				306,572	31,178

					394,314
Commercial mortgage-backed securities (1.5%)

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.754%, 12/15/47(WAC)				100,000	99,232

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)				61,000	60,213
Ser. 14-GC21, Class AS, 4.026%, 5/10/47				47,000	47,380
FRB Ser. 14-GC19, Class XA, IO, 1.189%, 3/10/47(WAC)				1,459,239	72,962

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.812%, 9/10/45(WAC)				707,712	44,713

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)				113,000	111,261
FRB Ser. 14-LC15, Class XA, IO, 1.317%, 4/10/47(WAC)				1,858,232	87,709
FRB Ser. 14-CR16, Class XA, IO, 1.166%, 4/10/47(WAC)				313,031	13,497
FRB Ser. 13-CR11, Class XA, IO, 1.122%, 8/10/50(WAC)				719,798	33,168
FRB Ser. 14-CR17, Class XA, IO, 1.121%, 5/10/47(WAC)				1,124,857	49,166
FRB Ser. 14-UBS6, Class XA, IO, 1.014%, 12/10/47(WAC)				1,441,129	65,410

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.363%, 12/15/49(WAC)				125,000	122,763

GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.646%, 6/10/47(WAC)				96,000	97,207
FRB Ser. 14-GC22, Class XA, IO, 1.016%, 6/10/47(WAC)				2,047,935	91,133

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)				158,403	163,978

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)				56,000	55,573
FRB Ser. 14-C22, Class C, 4.559%, 9/15/47(WAC)				110,000	106,673
FRB Ser. 14-C22, Class XA, IO, 0.915%, 9/15/47(WAC)				3,442,618	152,717

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.70%, 12/15/44(WAC)				33,401	33,087
Ser. 12-C6, Class AS, 4.117%, 5/15/45				41,000	41,957

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.112%, 4/20/48(WAC)				123,000	113,987

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)				45,000	43,761
Ser. 12-C5, Class AS, 3.792%, 8/15/45				41,000	41,415
FRB Ser. 14-C17, Class XA, IO, 1.228%, 8/15/47(WAC)				720,949	32,803
FRB Ser. 13-C12, Class XA, IO, 0.85%, 10/15/46(WAC)				990,488	24,935

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)				18,438	18,309

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49(WAC)				50,000	51,441
FRB Ser. 12-C2, Class D, 4.894%, 5/10/63(WAC)				48,000	47,205

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.303%, 10/15/44(WAC)				56,000	55,721

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)				45,000	42,392

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class XA, IO, 1.794%, 10/15/45(WAC)				456,931	30,321

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C15, Class C, 4.481%, 8/15/46(WAC)				38,000	38,092
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)				48,000	49,121
FRB Ser. 14-C22, Class XA, IO, 0.906%, 9/15/57(WAC)				2,506,213	104,484

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.674%, 3/15/44(WAC)				47,000	45,320
FRB Ser. 11-C5, Class XA, IO, 1.751%, 11/15/44(WAC)				1,008,715	51,233
FRB Ser. 12-C10, Class XA, IO, 1.58%, 12/15/45(WAC)				869,596	52,811

					2,393,150
Residential mortgage-backed securities (non-agency) (1.1%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.729%, 5/25/35(WAC)				80,821	82,842

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.141%, 6/25/46				236,442	207,797
FRB Ser. 07-OH1, Class A1D, 1 Month US LIBOR + 0.21%, 1.831%, 4/25/47				34,857	31,243

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.521%, 10/25/28				260,800	308,493
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.321%, 4/25/28				189,378	219,546
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.171%, 4/25/28				187,084	211,393
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.621%, 7/25/25				25,466	28,243
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.921%, 2/25/25				51,744	56,689
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.871%, 4/25/29				10,000	11,406
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.621%, 5/25/25				23,008	25,091
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.221%, 5/25/24				34,000	36,166

GSAA Trust FRB Ser. 07-6, Class 1A1, 1 Month US LIBOR + 0.12%, 1.741%, 5/25/47				35,819	29,148

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.53%, 2/25/35(WAC)				29,096	29,242

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47				80,000	67,600

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, 1 Month US LIBOR + 0.90%, 2.521%, 11/25/34				65,976	65,819

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.471%, 5/25/47				68,473	62,481

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.781%, 4/25/36				48,016	47,492

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.306%, 9/25/35(WAC)				33,632	33,844
FRB Ser. 05-AR12, Class 1A8, 3.222%, 10/25/35(WAC)				132,513	131,850
FRB Ser. 05-AR19, Class A1B3, 1 Month US LIBOR + 0.35%, 1.971%, 12/25/45				44,655	41,195

					1,727,580

Total mortgage-backed securities (cost $4,499,613)					$4,515,044

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
				Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)				$150,000	$152,402

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)				160,000	160,716

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)				600,000	662,250

Total foreign government and agency bonds and notes (cost $928,395)					$975,368

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Put)	Oct-18/$225.00	$ 7,424,195		$27,330	$104,466

Citibank, N.A.
SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	7,032,747		25,889	235,338
SPDR S&P 500 ETF Trust (Put)	Feb-19/240.00	7,010,200		25,806	195,197

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	7,432,344		27,360	166,496
SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	7,449,186		27,422	111,131
SPDR S&P 500 ETF Trust (Put)	Sep-18/215.00	7,305,483		26,893	69,697

Total purchased options outstanding (cost $1,014,035)					$882,325

INVESTMENT COMPANIES (0.5%)(a)
				Shares	Value

iShares MSCI India ETF (India)				21,450	$736,164

Total investment companies (cost $617,096)					$736,164

SENIOR LOANS (0.4%)(a)(c)
				Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.338%, 12/15/24				$80,000	$80,286

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.996%, 6/21/24				74,625	75,133

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.34%, 11/17/22				50,000	50,813

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24				9,753	9,818

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.648%, 10/25/23				29,887	28,037

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.414%, 4/16/21				47,460	47,302

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 10/18/19				8,483	8,124

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.654%, 5/16/20				44,910	44,236

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.08%, 11/6/24				105,000	105,263

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.83%, 10/25/20				57,039	48,198

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.443%, 6/30/21				54,576	54,917

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.148%, 9/7/23				74,162	59,091

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 8.00%, 9.873%, 2/15/26				30,000	29,850

Robertshaw Holdings Corp. bank term loan FRN BBA LIBOR USD 3 Month + 3.50%, 5.373%, 2/15/25				30,000	30,263

Total senior loans (cost $683,041)					$671,331

ASSET-BACKED SECURITIES (0.4%)(a)
				Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.421%, 11/25/50				$121,000	$121,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, 1 Month US LIBOR + 0.90%, 2.475%, 4/24/19				308,000	308,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 2.261%, 11/24/18				221,000	221,000

Total asset-backed securities (cost $650,000)					$650,000

WARRANTS (0.1%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)		1/18/19	$0.00	69,900	$100,677

Halcon Resources Corp.		9/9/20	14.04	844	599

Total warrants (cost $112,400)					$101,276

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)				1,550	$38,905

Nine Point Energy 6.75% cv. pfd.				11	12,138

Total convertible preferred stocks (cost $45,286)					$51,043

SHORT-TERM INVESTMENTS (18.7%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.65%(AFF)			Shares	453,560	$453,560

Putnam Short Term Investment Fund 1.54%(AFF)			Shares	21,944,298	21,944,298

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.30%(P)			Shares	410,000	410,000

U.S. Treasury Bills 1.441%, 4/19/18(SEG)(SEGSF)(SEGCCS)				$4,887,999	4,877,741

U.S. Treasury Bills 1.467%, 5/10/18(SEG)(SEGSF)(SEGCCS)				367,000	365,888

U.S. Treasury Bills 1.531%, 4/12/18(SEGSF)				3,000	2,994

U.S. Treasury Bills 1.552%, 6/7/18(SEGCCS)				11,000	10,951

U.S. Treasury Bills 1.573%, 5/17/18				2,000	1,993

U.S. Treasury Bills 1.633%, 6/14/18(SEGCCS)				573,001	570,275

U.S. Treasury Bills 1.640%, 7/5/18(SEG)(SEGSF)(SEGCCS)				376,001	373,765

Total short-term investments (cost $29,012,556)					$29,011,465

TOTAL INVESTMENTS

Total investments (cost $160,857,033)					$172,752,102

FORWARD CURRENCY CONTRACTS at 2/28/18 (aggregate face value $53,309,085) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$435,611	$449,778	$(14,167)
	British Pound	Sell	3/21/18	29,624	29,135	(489)
	Euro	Sell	3/21/18	236,895	206,543	(30,352)
	Hong Kong Dollar	Sell	5/16/18	428,636	429,068	432
	Mexican Peso	Buy	4/11/18	256,114	257,176	(1,062)
	Mexican Peso	Sell	4/11/18	256,114	256,646	532
	New Zealand Dollar	Sell	4/18/18	2,956	565	(2,391)
	Norwegian Krone	Buy	3/21/18	797,770	769,831	27,939
	Norwegian Krone	Sell	3/21/18	797,770	788,311	(9,459)
	Russian Ruble	Buy	3/21/18	245,503	247,277	(1,774)
	Russian Ruble	Sell	3/21/18	245,503	233,068	(12,435)
	Russian Ruble	Buy	6/20/18	232,661	233,971	(1,310)
	Swedish Krona	Sell	3/21/18	462,405	476,380	13,975
	Swiss Franc	Sell	3/21/18	15,698	1,550	(14,148)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	403,064	405,895	(2,831)
	British Pound	Sell	3/21/18	740,052	732,152	(7,900)
	Canadian Dollar	Sell	4/18/18	62,480	60,449	(2,031)
	Euro	Buy	3/21/18	1,126,809	1,135,255	(8,446)
	Norwegian Krone	Buy	3/21/18	246,859	240,831	6,028
	Norwegian Krone	Sell	3/21/18	246,859	235,056	(11,803)
	Swedish Krona	Sell	3/21/18	708,683	711,605	2,922
	Swiss Franc	Buy	3/21/18	502,537	495,226	7,311
	Swiss Franc	Sell	3/21/18	502,537	489,628	(12,909)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	472,585	488,176	(15,591)
	Brazilian Real	Buy	4/3/18	122,268	125,546	(3,278)
	Brazilian Real	Buy	7/3/18	231,987	232,798	(811)
	British Pound	Sell	3/21/18	93,006	92,695	(311)
	Canadian Dollar	Sell	4/18/18	233,462	240,460	6,998
	Danish Krone	Buy	3/21/18	250,048	245,826	4,222
	Euro	Buy	3/21/18	1,793,267	1,777,314	15,953
	New Zealand Dollar	Sell	4/18/18	385,849	388,387	2,538
	Norwegian Krone	Buy	3/21/18	404,910	393,794	11,116
	Norwegian Krone	Sell	3/21/18	404,910	405,537	627
	Swedish Krona	Sell	3/21/18	474,429	485,692	11,263
Credit Suisse International
	British Pound	Sell	3/21/18	464,341	467,498	3,157
	Canadian Dollar	Buy	4/18/18	508,968	522,483	(13,515)
	Euro	Buy	3/21/18	230,298	236,454	(6,156)
	Japanese Yen	Buy	5/16/18	363,729	364,050	(321)
	New Zealand Dollar	Sell	4/18/18	4,110	5,186	1,076
	Norwegian Krone	Buy	3/21/18	247,391	243,439	3,952
	Norwegian Krone	Sell	3/21/18	247,391	235,983	(11,408)
	Swedish Krona	Sell	3/21/18	112,674	111,872	(802)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	480,119	494,882	(14,763)
	Brazilian Real	Sell	4/3/18	113,428	106,078	(7,350)
	Brazilian Real	Buy	7/3/18	232,017	232,736	(719)
	British Pound	Sell	3/21/18	480,463	476,867	(3,596)
	Canadian Dollar	Sell	4/18/18	230,889	236,610	5,721
	Euro	Buy	3/21/18	1,111,171	1,188,799	(77,628)
	Japanese Yen	Sell	5/16/18	991,453	962,696	(28,757)
	Mexican Peso	Buy	4/11/18	1,111,667	1,084,865	26,802
	Mexican Peso	Sell	4/11/18	1,111,667	1,100,211	(11,456)
	New Zealand Dollar	Sell	4/18/18	277,059	266,155	(10,904)
	Norwegian Krone	Buy	3/21/18	284,566	270,500	14,066
	South African Rand	Sell	4/18/18	5,221	4,900	(321)
	Swedish Krona	Sell	3/21/18	791,472	797,612	6,140
	Swiss Franc	Buy	3/21/18	494,688	498,875	(4,187)
	Swiss Franc	Sell	3/21/18	494,688	482,316	(12,372)
HSBC Bank USA, National Association
	British Pound	Sell	3/21/18	232,447	232,650	203
	Canadian Dollar	Buy	4/18/18	3,277	10,545	(7,268)
	Euro	Buy	3/21/18	687,472	691,009	(3,537)
	Mexican Peso	Buy	4/18/18	22,201	21,232	969
	Swedish Krona	Sell	3/21/18	227,752	227,577	(175)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	548,708	557,242	(8,534)
	British Pound	Sell	3/21/18	362,103	362,297	194
	Canadian Dollar	Buy	4/18/18	807,875	829,296	(21,421)
	Euro	Buy	3/21/18	7,024,507	6,875,807	148,700
	Japanese Yen	Buy	5/16/18	4,582,185	4,472,340	109,845
	Mexican Peso	Buy	4/11/18	136,503	136,578	(75)
	Mexican Peso	Sell	4/11/18	136,503	135,917	(586)
	New Zealand Dollar	Sell	4/18/18	241,588	239,925	(1,663)
	Norwegian Krone	Sell	3/21/18	9,782	19,340	9,558
	Russian Ruble	Buy	6/20/18	232,657	234,180	(1,523)
	Singapore Dollar	Sell	5/16/18	76,649	77,616	967
	Swedish Krona	Sell	3/21/18	1,045,182	1,063,253	18,071
	Swiss Franc	Sell	3/21/18	854,568	824,319	(30,249)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	1,275,917	1,293,945	(18,028)
	Canadian Dollar	Sell	4/18/18	232,916	239,465	6,549
	Euro	Buy	3/21/18	465,116	463,593	1,523
	Japanese Yen	Sell	5/16/18	252,757	246,943	(5,814)
	New Zealand Dollar	Sell	4/18/18	255,790	254,854	(936)
	Swedish Krona	Sell	3/21/18	482,416	483,119	703
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	421,163	422,450	(1,287)
	British Pound	Sell	3/21/18	472,884	471,691	(1,193)
	Canadian Dollar	Sell	4/18/18	345,864	351,474	5,610
	Euro	Buy	3/21/18	1,101,153	1,093,921	7,232
	Israeli Shekel	Buy	4/18/18	7,550	7,619	(69)
	Japanese Yen	Sell	5/16/18	12,776	8,207	(4,569)
	New Zealand Dollar	Sell	4/18/18	75,916	74,530	(1,386)
	Norwegian Krone	Buy	3/21/18	646,535	632,627	13,908
	Norwegian Krone	Sell	3/21/18	646,535	645,703	(832)
	Swedish Krona	Sell	3/21/18	391,313	401,174	9,861
	Turkish Lira	Sell	3/21/18	758	715	(43)
UBS AG
	Australian Dollar	Buy	4/18/18	337,427	339,851	(2,424)
	Euro	Buy	3/21/18	1,029,192	1,021,736	7,456
	Japanese Yen	Buy	5/16/18	240,448	242,864	(2,416)
	Japanese Yen	Sell	5/16/18	248,017	241,827	(6,190)
	New Zealand Dollar	Sell	4/18/18	610,134	598,090	(12,044)
	Norwegian Krone	Buy	3/21/18	524,937	503,096	21,841
	Norwegian Krone	Sell	3/21/18	524,937	529,205	4,268
	Swedish Krona	Sell	3/21/18	241,649	240,931	(718)
WestPac Banking Corp.
	Canadian Dollar	Buy	4/18/18	242,121	248,529	(6,408)
	Euro	Buy	3/21/18	425,532	430,080	(4,548)
	Japanese Yen	Sell	5/16/18	673,067	657,035	(16,032)

Unrealized appreciation						540,228

Unrealized (depreciation)						(517,721)

Total						$22,507

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bobl 5 yr (Long)	35	$5,595,408	$5,595,409	Mar-18	$(49,300)
Euro-Bund 10 yr (Long)	31	6,030,021	6,030,022	Mar-18	(134,725)
Euro-Buxl 30 yr (Long)	18	3,547,418	3,547,419	Mar-18	(112,217)
Euro-Schatz 2 yr (Long)	21	2,868,671	2,868,672	Mar-18	(3,462)
Japanese Government Bond 10 yr (Long)	12	16,975,116	16,975,116	Mar-18	4,448
Russell 2000 Index E-Mini (Long)	32	2,419,913	2,417,920	Mar-18	(24,403)
S&P 500 Index E-Mini (Long)	109	14,790,374	14,793,480	Mar-18	184,848
S&P 500 Index E-Mini (Short)	52	7,055,958	7,057,440	Mar-18	(187,935)
Tokyo Price Index (Long)	19	3,148,841	3,148,414	Mar-18	(43,429)
U.K. Gilt 10 yr (Long)	30	5,000,725	5,000,723	Jun-18	22,649
U.S. Treasury Bond 30 yr (Long)	7	1,004,063	1,004,063	Jun-18	(1,545)
U.S. Treasury Bond Ultra 30 yr (Long)	13	2,026,375	2,026,375	Jun-18	2,654
U.S. Treasury Note 2 yr (Long)	25	5,311,719	5,311,719	Jun-18	(4,675)
U.S. Treasury Note 5 yr (Long)	46	5,240,766	5,240,766	Jun-18	(12,670)
U.S. Treasury Note 10 yr (Long)	49	5,882,297	5,882,297	Jun-18	(11,004)
U.S. Treasury Note 10 yr (Short)	143	17,166,703	17,166,703	Jun-18	30,997

Unrealized appreciation					245,596

Unrealized (depreciation)					(585,365)

Total					$(339,769)

WRITTEN OPTIONS OUTSTANDING at 2/28/18 (premiums $20,937) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.
SPDR S&P 500 ETF Trust (Call)	Mar-18/$287.00	$8,762,614	$32,257	$2,253

Deutsche Bank AG
SPDR S&P 500 ETF Trust (Call)	Mar-18/285.00	8,739,795	32,173	9,902

Total				$12,155

TBA SALE COMMITMENTS OUTSTANDING at 2/28/18 (proceeds receivable $5,779,297) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.00%, 4/1/48	$1,000,000	4/12/18	$967,617
Federal National Mortgage Association, 3.00%, 3/1/48	4,000,000	3/13/18	3,875,625
Federal National Mortgage Association, 2.50%, 3/1/48	1,000,000	3/13/18	933,594

Total			$5,776,836

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$4,175,100	$38,636	(E)	$(8,562)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$30,075
		5,455,300	50,483	(E)	11,853	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(38,630)
		3,101,700	68,216	(E)	(10,898)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	57,317
		6,937,400	152,574	(E)	3,912	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	(148,662)
		7,987,200	308,977	(E)	(19,076)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	289,901
		42,169,000	1,631,266	(E)	148,260	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	(1,483,004)
		766,800	64,095	(E)	(14,523)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	49,572
		1,598,500	133,614	(E)	24,084	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	(109,530)
		277,300	963		(2)	2/14/23	2.67813% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	821
		277,300	1,076		(2)	2/14/23	2.66935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	936
		277,300	1,126		(2)	2/14/23	2.6655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	986
		133,000	444		(5)	2/15/48	3 month USD-LIBOR-BBA — Quarterly	2.9635% — Semiannually	520
		27,000	17		—	2/26/23	3 month USD-LIBOR-BBA — Quarterly	2.771% — Semiannually	20
		160,000	107		(1)	2/26/20	3 month USD-LIBOR-BBA — Quarterly	2.508% — Semiannually	(89)
		24,000	427		(1)	2/26/48	3.0335% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(432)
		15,500	76		—	2/26/28	2.93677% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79)
		15,500	76		—	2/26/28	2.93686% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79)
		320,000	218		(1)	2/26/20	2.5075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	179
		54,000	24		—	2/27/23	2.749% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13
		15,500	1		—	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.8809% — Semiannually	2
		15,500	1		—	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.8822% — Semiannually	4
		48,000	487		(2)	2/27/48	3 month USD-LIBOR-BBA — Quarterly	2.997% — Semiannually	496
		24,000	16		—	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.874% — Semiannually	(11)
		6,900	6		—	2/27/28	3 month USD-LIBOR-BBA — Quarterly	2.872% — Semiannually	(4)
		30,300	89		—	2/28/28	3 month USD-LIBOR-BBA — Quarterly	2.84731% — Semiannually	(84)
		68,000	61		(1)	3/1/23	3 month USD-LIBOR-BBA — Quarterly	2.73931% — Semiannually	(61)

	Total				$135,033				$(1,349,823)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

	Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	$2,100,000	$87,026	$—	5/6/26	(1.88%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$87,026
	2,000,000	103,424	—	7/8/26	(1.76) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	103,424
	6,500,000	164,658	—	6/14/27	(2.05%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	164,658
	25,888,193	25,724,416	—	11/16/18	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	175,443
	25,651,233	25,460,233	—	11/16/18	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF12) of common stocks — Quarterly*	(184,121)

	Barclays Bank PLC
	365,680	366,940	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,392
	12,075	12,180	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	199

	Citibank, N.A.
	6,785,076	6,494,197	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	304,401
	8,143,587	7,818,505	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(323,883)

	Credit Suisse International
	32,587	32,770	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	428

	JPMorgan Securities LLC
	365,680	366,940	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,392)

	Upfront premium received		—		Unrealized appreciation		839,971

	Upfront premium (paid)		—		Unrealized (depreciation)		(512,396)

		Total	$—			Total	$327,575

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF12) OF COMMON STOCKS — QUARTERLY
				Percentage
Common stocks	Sector	Shares	Value	value

Microsoft Corp.	Information Technology	11,762	1,102,927	4.33%
Alphabet, Inc. Class A	Information Technology	939	1,036,991	4.07%
JPMorgan Chase & Co.	Financials	7,229	834,916	3.28%
Apple, Inc.	Information Technology	3,848	685,321	2.69%
UnitedHealth Group, Inc.	Health Care	2,611	590,507	2.32%
Citigroup, Inc.	Financials	7,789	588,018	2.31%
Boeing Co. (The)	Industrials	1,493	540,822	2.12%
Verizon Communications, Inc.	Telecommunication Services	11,241	536,632	2.11%
Exxon Mobil Corp.	Energy	5,512	417,494	1.64%
Home Depot, Inc. (The)	Consumer Discretionary	2,257	411,373	1.62%
Johnson & Johnson	Health Care	3,082	400,326	1.57%
Lowe's Cos., Inc.	Consumer Discretionary	4,259	381,578	1.50%
Texas Instruments, Inc.	Information Technology	3,487	377,787	1.48%
Union Pacific Corp.	Industrials	2,603	339,074	1.33%
NXP Semiconductor NV	Information Technology	2,604	324,674	1.28%
PepsiCo, Inc.	Consumer Staples	2,953	324,067	1.27%
Chevron Corp.	Energy	2,632	294,526	1.16%
Valero Energy Corp.	Energy	3,109	281,125	1.10%
Anthem, Inc.	Health Care	1,071	252,169	0.99%
Northrop Grumman Corp.	Industrials	713	249,655	0.98%
HP, Inc.	Information Technology	9,964	233,050	0.92%
IBM Corp.	Information Technology	1,485	231,480	0.91%
McDonald's Corp.	Consumer Discretionary	1,452	229,092	0.90%
Ralph Lauren Corp.	Consumer Discretionary	2,109	223,200	0.88%
Facebook, Inc. Class A	Information Technology	1,240	221,066	0.87%
Electronic Arts, Inc.	Information Technology	1,775	219,533	0.86%
L3 Technologies, Inc.	Industrials	1,011	209,832	0.82%
Merck & Co., Inc.	Health Care	3,783	205,135	0.81%
McKesson Corp.	Health Care	1,365	203,700	0.80%
Humana, Inc.	Health Care	743	201,847	0.79%
Tyson Foods, Inc. Class A	Consumer Staples	2,594	192,908	0.76%
Cigna Corp.	Health Care	975	190,948	0.75%
Southwest Airlines Co.	Industrials	3,290	190,304	0.75%
Entergy Corp.	Utilities	2,504	189,859	0.75%
Eli Lilly & Co.	Health Care	2,424	186,681	0.73%
AbbVie, Inc.	Health Care	1,604	185,807	0.73%
Intuit, Inc.	Information Technology	1,071	178,731	0.70%
Walgreens Boots Alliance, Inc.	Consumer Staples	2,570	177,058	0.70%
Discovery Communications, Inc. Class A	Consumer Discretionary	7,150	173,897	0.68%
Celgene Corp.	Health Care	1,995	173,835	0.68%
Kimberly-Clark Corp.	Consumer Staples	1,544	171,216	0.67%
E*Trade Financial Corp.	Financials	3,226	168,493	0.66%
Cummins, Inc.	Industrials	983	165,347	0.65%
Prudential Financial, Inc.	Financials	1,542	163,944	0.64%
Sherwin-Williams Co. (The)	Materials	401	161,008	0.63%
PNC Financial Services Group, Inc. (The)	Financials	1,012	159,619	0.63%
Marathon Petroleum Corp.	Energy	2,466	157,964	0.62%
S&P Global, Inc.	Financials	818	156,799	0.62%
Williams Cos., Inc. (The)	Energy	5,633	156,370	0.61%
Sysco Corp.	Consumer Staples	2,607	155,501	0.61%
A BASKET (CGPUTQL2) OF COMMON STOCKS — QUARTERLY
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	2,032	234,734	3.00%
Alphabet, Inc. Class A	Information Technology	172	189,934	2.43%
Apple, Inc.	Information Technology	895	159,337	2.04%
Raytheon Co.	Industrials	704	153,122	1.96%
Northrop Grumman Corp.	Industrials	432	151,077	1.93%
eBay, Inc.	Information Technology	3,451	147,923	1.89%
McDonald's Corp.	Consumer Discretionary	929	146,498	1.87%
PNC Financial Services Group, Inc. (The)	Financials	926	145,993	1.87%
Texas Instruments, Inc.	Information Technology	1,340	145,146	1.86%
Time Warner, Inc.	Consumer Discretionary	1,533	142,464	1.82%
American Express Co.	Financials	1,459	142,275	1.82%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,708	140,067	1.79%
Danaher Corp.	Health Care	1,389	135,862	1.74%
Intuit, Inc.	Information Technology	795	132,578	1.70%
Constellation Brands, Inc. Class A	Consumer Staples	604	130,117	1.66%
Humana, Inc.	Health Care	477	129,678	1.66%
Pfizer, Inc.	Health Care	3,308	120,099	1.54%
Exxon Mobil Corp.	Energy	1,579	119,579	1.53%
Honeywell International, Inc.	Industrials	763	115,314	1.47%
TJX Cos., Inc. (The)	Consumer Discretionary	1,388	114,769	1.47%
Occidental Petroleum Corp.	Energy	1,738	113,986	1.46%
Lowe's Cos., Inc.	Consumer Discretionary	1,236	110,773	1.42%
American Electric Power Co., Inc.	Utilities	1,685	110,505	1.41%
Kimberly-Clark Corp.	Consumer Staples	935	103,668	1.33%
Johnson & Johnson	Health Care	785	101,909	1.30%
Baxter International, Inc.	Health Care	1,381	93,597	1.20%
Microsoft Corp.	Information Technology	943	88,439	1.13%
Allstate Corp. (The)	Financials	941	86,835	1.11%
Norfolk Southern Corp.	Industrials	619	86,030	1.10%
Duke Energy Corp.	Utilities	1,139	85,799	1.10%
Walt Disney Co. (The)	Consumer Discretionary	826	85,225	1.09%
General Dynamics Corp.	Industrials	381	84,847	1.09%
HP, Inc.	Information Technology	3,572	83,546	1.07%
Facebook, Inc. Class A	Information Technology	456	81,281	1.04%
Fidelity National Information Services, Inc.	Information Technology	809	78,591	1.01%
Applied Materials, Inc.	Information Technology	1,362	78,466	1.00%
Marathon Petroleum Corp.	Energy	1,188	76,103	0.97%
Verizon Communications, Inc.	Telecommunication Services	1,571	75,011	0.96%
F5 Networks, Inc.	Information Technology	503	74,763	0.96%
Red Hat, Inc.	Information Technology	494	72,870	0.93%
NetApp, Inc.	Information Technology	1,129	68,378	0.87%
Sysco Corp.	Consumer Staples	1,142	68,124	0.87%
Harris Corp.	Industrials	434	67,806	0.87%
Crown Holdings, Inc.	Materials	1,305	65,057	0.83%
Waste Management, Inc.	Industrials	745	64,283	0.82%
Ross Stores, Inc.	Consumer Discretionary	808	63,063	0.81%
Monster Beverage Corp.	Consumer Staples	989	62,671	0.80%
Kinder Morgan, Inc.	Energy	3,864	62,591	0.80%
CME Group, Inc.	Financials	365	60,701	0.78%
Travelers Cos., Inc. (The)	Financials	425	59,101	0.76%

	CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/18 (Unaudited)

	Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

		$2,600,000	$278,460	$—	1/9/23	(2.76%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(278,460)
		13,000,000	1,053,481	—	8/7/22	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,053,481)
		1,600,000	132,635	—	8/8/22	(2.5325%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(132,635)
		700,000	60,156	—	9/10/22	(2.5925%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(60,156)
		3,300,000	358,585	—	2/8/23	(2.81%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(358,585)
		6,900,000	522,447	—	7/19/23	(2.57%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(522,447)
		1,400,000	29,134	—	8/7/25	(1.92%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	29,134
		1,500,000	62,324	—	4/7/26	(1.858%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	62,324
		4,800,000	11,227	—	12/5/26	(2.308%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(11,227)
		3,600,000	36,385	—	5/5/27	(2.17%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	36,385
		1,200,000	27,944	—	8/7/27	(2.085%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,944
		3,500,000	64,260	(38)	11/7/27	(2.1438%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	64,222

	Total			$(38)				$(2,196,982)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	EM Series 28 Index	BBB-/P	$1,067	$194,000	$1,756	12/20/22	100 bp — Quarterly	$(392)
	EM Series 28 Index	BBB-/P	2,910	291,000	2,634	12/20/22	100 bp — Quarterly	462
	EM Series 28 Index	BBB-/P	18,550	485,000	4,389	12/20/22	100 bp — Quarterly	15,117
	EM Series 28 Index	BBB-/P	428,400	9,894,000	89,541	12/20/22	100 bp — Quarterly	358,372

	Credit Suisse International
	CMBX NA A.6 Index	A/P	997	20,000	938	5/11/63	200 bp — Monthly	64
	CMBX NA A.6 Index	A/P	12,383	244,000	11,444	5/11/63	200 bp — Monthly	994
	CMBX NA A.7 Index	A-/P	943	24,000	715	1/17/47	200 bp — Monthly	233
	CMBX NA A.7 Index	A-/P	1,040	25,000	745	1/17/47	200 bp — Monthly	300
	CMBX NA A.7 Index	A-/P	1,288	35,000	1,043	1/17/47	200 bp — Monthly	253
	CMBX NA BBB-.6 Index	BBB-/P	1,013	8,000	1,235	5/11/63	300 bp — Monthly	(219)
	CMBX NA BBB-.6 Index	BBB-/P	2,090	18,000	2,779	5/11/63	300 bp — Monthly	(683)
	CMBX NA BBB-.6 Index	BBB-/P	2,431	23,000	3,551	5/11/63	300 bp — Monthly	(1,112)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	759	15,000	704	5/11/63	200 bp — Monthly	59
	CMBX NA A.6 Index	A/P	781	15,000	704	5/11/63	200 bp — Monthly	80
	CMBX NA A.6 Index	A/P	759	15,000	704	5/11/63	200 bp — Monthly	59
	CMBX NA A.6 Index	A/P	1,248	19,000	891	5/11/63	200 bp — Monthly	361
	CMBX NA A.6 Index	A/P	1,133	22,000	1,032	5/11/63	200 bp — Monthly	106
	CMBX NA A.6 Index	A/P	1,186	24,000	1,126	5/11/63	200 bp — Monthly	65
	CMBX NA A.6 Index	A/P	1,988	31,000	1,454	5/11/63	200 bp — Monthly	541
	CMBX NA A.6 Index	A/P	1,083	35,000	1,642	5/11/63	200 bp — Monthly	(551)
	CMBX NA A.6 Index	A/P	1,820	58,000	2,720	5/11/63	200 bp — Monthly	(888)
	CMBX NA A.6 Index	A/P	3,736	62,000	2,908	5/11/63	200 bp — Monthly	842
	CMBX NA A.6 Index	A/P	3,359	66,000	3,095	5/11/63	200 bp — Monthly	278
	CMBX NA BBB-.6 Index	BBB-/P	52	1,000	154	5/11/63	300 bp — Monthly	(102)
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	618	5/11/63	300 bp — Monthly	(300)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	1,390	5/11/63	300 bp — Monthly	(773)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	1,390	5/11/63	300 bp — Monthly	(331)
	CMBX NA BBB-.6 Index	BBB-/P	1,298	12,000	1,853	5/11/63	300 bp — Monthly	(550)
	CMBX NA BBB-.6 Index	BBB-/P	1,303	12,000	1,853	5/11/63	300 bp — Monthly	(545)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	2,316	5/11/63	300 bp — Monthly	(1,045)
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	3,551	5/11/63	300 bp — Monthly	(1,603)
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	5,404	5/11/63	300 bp — Monthly	(1,131)
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	13,587	5/11/63	300 bp — Monthly	(5,304)
	CMBX NA BBB-.6 Index	BBB-/P	8,194	109,000	16,830	5/11/63	300 bp — Monthly	(8,600)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	717	14,000	657	5/11/63	200 bp — Monthly	64
	CMBX NA A.6 Index	A/P	1,114	22,000	1,032	5/11/63	200 bp — Monthly	87
	CMBX NA A.6 Index	A/P	1,155	35,000	1,642	5/11/63	200 bp — Monthly	(479)
	CMBX NA A.6 Index	A/P	1,205	42,000	1,970	5/11/63	200 bp — Monthly	(756)
	CMBX NA A.6 Index	A/P	1,613	49,000	2,298	5/11/63	200 bp — Monthly	(675)
	CMBX NA A.6 Index	A/P	3,218	52,000	2,439	5/11/63	200 bp — Monthly	791
	CMBX NA A.6 Index	A/P	3,354	57,000	2,673	5/11/63	200 bp — Monthly	694
	CMBX NA A.6 Index	A/P	1,900	58,000	2,720	5/11/63	200 bp — Monthly	(808)
	CMBX NA A.6 Index	A/P	1,773	63,000	2,955	5/11/63	200 bp — Monthly	(1,168)
	CMBX NA A.6 Index	A/P	3,188	72,000	3,377	5/11/63	200 bp — Monthly	(173)
	CMBX NA A.6 Index	A/P	12,776	212,000	9,943	5/11/63	200 bp — Monthly	2,880
	CMBX NA A.6 Index	A/P	21,201	701,000	32,877	5/11/63	200 bp — Monthly	(11,515)
	CMBX NA BBB-.6 Index	BBB-/P	794	7,000	1,081	5/11/63	300 bp — Monthly	(284)
	CMBX NA BBB-.6 Index	BBB-/P	1,125	9,000	1,390	5/11/63	300 bp — Monthly	(262)
	CMBX NA BBB-.6 Index	BBB-/P	1,759	10,000	1,544	5/11/63	300 bp — Monthly	219
	CMBX NA BBB-.6 Index	BBB-/P	2,008	18,000	2,779	5/11/63	300 bp — Monthly	(765)
	CMBX NA BBB-.6 Index	BBB-/P	4,001	36,000	5,558	5/11/63	300 bp — Monthly	(1,546)
	CMBX NA BBB-.6 Index	BBB-/P	4,812	45,000	6,948	5/11/63	300 bp — Monthly	(2,121)
	CMBX NA BBB-.6 Index	BBB-/P	26,466	221,000	34,122	5/11/63	300 bp — Monthly	(7,582)

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	1,995	33,000	1,548	5/11/63	200 bp — Monthly	455
	CMBX NA A.6 Index	A/P	2,170	42,000	1,970	5/11/63	200 bp — Monthly	209

	Upfront premium received		617,862				Unrealized appreciation	383,585

	Upfront premium (paid)		—				Unrealized (depreciation)	(52,263)

	Total		$617,862				Total	$331,322

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 2/28/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(1,099)	$7,000	$1,406	1/17/47	(500 bp) — Monthly	$303
	CMBX NA BB.7 Index	(1,143)	7,000	1,406	1/17/47	(500 bp) — Monthly	259

	Credit Suisse International
	CMBX NA BB.7 Index	(2,912)	165,000	40,970	5/11/63	(500 bp) — Monthly	37,965
	CMBX NA BB.7 Index	(5,099)	31,000	6,228	1/17/47	(500 bp) — Monthly	1,112

	Goldman Sachs International
	CMBX NA BB.6 Index	(3,683)	36,000	8,939	5/11/63	(500 bp) — Monthly	5,236
	CMBX NA BB.7 Index	(303)	2,000	402	1/17/47	(500 bp) — Monthly	98
	CMBX NA BB.7 Index	(6,904)	34,000	6,831	1/17/47	(500 bp) — Monthly	(92)
	CMBX NA BB.7 Index	(2,130)	13,000	2,612	1/17/47	(500 bp) — Monthly	475

	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,159)	55,000	1,639	1/17/47	(200 bp) — Monthly	467
	CMBX NA BB.6 Index	(719)	5,000	1,242	5/11/63	(500 bp) — Monthly	520
	CMBX NA BB.6 Index	(399)	3,000	745	5/11/63	(500 bp) — Monthly	344
	CMBX NA BB.6 Index	(281)	2,000	497	5/11/63	(500 bp) — Monthly	214
	CMBX NA BB.7 Index	(8,388)	49,000	9,844	1/17/47	(500 bp) — Monthly	1,428
	CMBX NA BB.7 Index	(2,192)	14,000	2,813	1/17/47	(500 bp) — Monthly	613
	CMBX NA BB.7 Index	(1,786)	11,000	2,210	1/17/47	(500 bp) — Monthly	417
	CMBX NA BB.7 Index	(1,620)	9,000	1,808	1/17/47	(500 bp) — Monthly	183
	CMBX NA BB.7 Index	(1,099)	7,000	1,406	1/17/47	(500 bp) — Monthly	303

	Merrill Lynch International
	CMBX NA BB.7 Index	(1,631)	9,000	1,808	1/17/47	(500 bp) — Monthly	172

	Upfront premium received	—				Unrealized appreciation	50,109

	Upfront premium (paid)	(42,547)				Unrealized (depreciation)	(92)

	Total	$(42,547)				Total	$50,017

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 2/28/18 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(229,548)	$3,107,000	$210,272	12/20/22	500 bp — Quarterly	$11,363
	NA Investment Grade Index	BBB+/P	(107,260)	4,850,000	94,856	12/20/22	100 bp — Quarterly	(2,994)

	Total		$(336,808)					$8,369

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2018. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING -- PROTECTION PURCHASED at 2/28/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation

	NA HY Series 29 Index	$578,190	$7,795,000	$527,542	12/20/22	(500 bp) — Quarterly	$(26,220)

	Total	$578,190					$(26,220)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through February 28, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $155,397,473.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $988,204, or 0.6% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC* #	$226,725	$6,636,477	$6,409,642	$3,589	$453,560
	Putnam Short Term Investment Fund**	30,538,557	75,021,249	83,615,508	240,977	21,944,298

	Total Short-term investments	$30,765,282	$81,657,726	$90,025,150	$244,566	$22,397,858
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $453,560, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $439,574.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,038,876.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $458,928.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,417,025.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $17,045,446 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.5%
	United Kingdom	3.7
	Japan	2.6
	Switzerland	2.1
	China	1.7
	Germany	1.4
	France	1.3
	South Korea	1.2
	Australia	1.1
	Canada	1.0
	Brazil	0.7
	Other	5.7

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $526,952 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $434,801 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $458,928 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$612,645	$2,257,450	$—
Capital goods	4,406,301	1,065,625	—
Communication services	715,961	1,437,886	—
Conglomerates	761,706	569,759	—
Consumer cyclicals	6,023,704	3,176,834	79
Consumer staples	3,787,660	2,141,710	—
Energy	2,447,997	826,703	—
Financials	12,229,036	6,582,923	—
Government	—	99,303	—
Health care	5,394,009	1,631,605	—
Technology	11,187,500	2,160,887	—
Transportation	728,363	1,005,339	—
Utilities and power	1,960,555	605,743	—
Total common stocks	50,255,437	23,561,767	79
Asset-backed securities	—	342,000	308,000
Commodity linked notes	—	9,395,664	—
Convertible preferred stocks	—	51,043	—
Corporate bonds and notes	—	34,620,896	5
Foreign government and agency bonds and notes	—	975,368	—
Investment companies	736,164	—	—
Mortgage-backed securities	—	4,515,044	—
Purchased options outstanding	—	882,325	—
Senior loans	—	671,331	—
U.S. government and agency mortgage obligations	—	17,324,238	—
Warrants	599	100,677	—
Short-term investments	22,354,298	6,657,167	—

Totals by level	$73,346,498	$99,097,520	$308,084

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$22,507	$—
Futures contracts	(339,769)	—	—
Written options outstanding	—	(12,155)	—
TBA sale commitments	—	(5,776,836)	—
Interest rate swap contracts	—	(1,484,856)	—
Total return swap contracts	—	(1,869,369)	—
Credit default contracts	—	(453,209)	—

Totals by level	$(339,769)	$(9,573,918)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$437,741	$890,950
Foreign exchange contracts	540,228	517,721
Equity contracts	1,648,293	775,926
Interest rate contracts	1,124,837	4,719,752

Total	$3,751,099	$6,904,349

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$160,000
Written equity option contracts (contract amount)		$72,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$88,100,000
Centrally cleared interest rate swap contracts (notional)		$75,400,000
OTC total return swap contracts (notional)		$89,100,000
Centrally cleared total return swap contracts (notional)		$26,500,000
OTC credit default contracts (notional)		$14,100,000
Centrally cleared credit default contracts (notional)		$17,400,000
Warrants (number of warrants)		76,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2018